Pension Plans and Other Post-Retirement Benefits - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of defined benefit plans [line items]
2019	$ 176
2020	184
2021	191
2022	200
2023	207
2024 to 2028	1,114
Pension
Disclosure of defined benefit plans [line items]
2019	160
2020	168
2021	175
2022	183
2023	190
2024 to 2028	1,022
Other post-retirement
Disclosure of defined benefit plans [line items]
2019	16
2020	16
2021	16
2022	17
2023	17
2024 to 2028	$ 92